Document And Entity Information	Aug. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2026
Entity Registrant Name	Seaport Therapeutics, Inc.
Entity Central Index Key	0002042347
Entity Emerging Growth Company	true
Entity File Number	001-43254
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-2235719
Entity Address, Address Line One	101 Seaport Blvd.
Entity Address, Address Line Two	Floor 12
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	807-4062
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Voting Common Stock, $0.0001 par value per share
Trading Symbol	SPTX
Security Exchange Name	NASDAQ